Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from Initial Public Offering				$ 115,000,000
Gross proceeds from Initial Public Offering				$ 115,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Percentage of cash underwritng commission				2.00%
Proceeds from Initial Public Offering				$ 2,300,000
Percentage of underwriting deferred Commission				3.50%
Gross proceeds from Initial Public Offering				$ 4,025,000